May 01, 2018

LVIP SSGA Short-Term Bond Index Fund Supplement Dated May 1, 2018 to the Prospectus Dated May 1, 2018

This Supplement updates certain information in the Prospectus for the LVIP SSGA Short-Term Bond Index Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective May 1, 2018.

III.	The following replaces the first sentence of the second paragraph under Principal Investment Strategies on page 5:

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index* (the “Index”) or in securities that the sub-adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.

IV.	The following footnote is added after the last paragraph under Principal Investment Strategies on page 5:

*	BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with the Fund, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index, and neither shall be liable in any way to the Lincoln Variable Insurance Products Trust, investors in the Fund or other third parties in respect of the use or accuracy of the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index or any data included therein.

LVIP SSGA Small-Cap Index Fund Supplement Dated May 1, 2018 to the Prospectus Dated May 1, 2018

This Supplement updates certain information in the Prospectus for the LVIP SSGA Small-Cap Index Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective May 1, 2018.

The following replaces the footnote after the fifth paragraph under Investment Objective and Principal Investment Strategies on page 5:

* The Fund has been developed solely by the Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 2000® Index vest in the relevant LSE Group company which owns the index. Russell® is a trade mark of the relevant LSE Group company and is used by any other LSE Group company under license. The Russell 2000® Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Russell 2000® Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Russell 2000® Index for the purpose of which it is being put by the Fund.